Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Profit (loss)	$ 602,935	$ (262,804)	$ (150,339)
Other comprehensive income (loss) to be reclassified to profit or loss, net of income tax
Net change in unrealized gain (loss) on copper and zinc prices hedge, net of income tax	10,696	6,678	(11,142)
Net change in unrealized gain (loss) on interest rate hedge, net of income tax	454	1,403	(1,857)
Share of other comprehensive income of associates accounted for using equity method, net of income tax	(101)	(335)	264
Total other comprehensive income (loss) that will be reclassified to profit or loss, net of income tax	11,049	7,746	(12,735)
Consolidated statements of comprehensive income (loss)	613,984	(255,058)	(163,074)
Comprehensive income (loss) attributable to:
Owners of the parent	609,211	(259,026)	(143,933)
Non-controlling interest	4,773	3,968	(19,141)
Other comprehensive profit (loss):	613,984	(255,058)	(163,074)
Sociedad Minera Cerro Verde S.A.A
Statement of comprehensive income [Line Items]
Profit (loss)	$ 925,353	$ 1,191,474	$ 274,544